Share-based compensation - Summary of Share Based Compensation Recognized Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
PSU Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	$ 5.2	$ 0.2
Non-current	6.1	4.2
Total	11.3	4.4
Non-Treasury Incentive Awards Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	2.6	1.4
Non-current	1.8	1.1
Total	4.4	2.5
Deferred share unit [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	16.6	10.7
Total	$ 16.6	$ 10.7